Investment in IM - Additional Information (Detail)	Apr. 30, 2021 CAD ($) shares $ / shares
Disclosure Of Business Combinations [Line Items]
Investment in IM Exploration	$ 779,000
IM Exploration Inc. [member]
Disclosure Of Business Combinations [Line Items]
Common shares issued | shares	4,100,000
Fair market value at date of issue per share | $ / shares	$ 0.19
Investment in IM Exploration	$ 779,000